Mercer Global Low Volatility Equity Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 95.8%

	Australia — 1.6%
3,272	Ansell, Ltd.	87,814
38,849	Cochlear, Ltd.	5,665,812
439,143	Evolution Mining, Ltd.	1,690,935
300,762	Gold Road Resources, Ltd.*	307,510
124,341	Newcrest Mining, Ltd.	2,473,533
25,320	Northern Star Resources, Ltd.	247,940
295,475	Ramelius Resources, Ltd.	384,186
687,678	Regis Resources, Ltd.	1,984,619
34,468	Silver Lake Resources, Ltd.*	47,609
329,851	Sonic Healthcare, Ltd.	8,183,126
2,910	Wesfarmers, Ltd.	113,173
142,363	Westgold Resources, Ltd.*	290,016

	Total Australia	21,476,273

	Austria — 0.1%
19,772	EVN AG	432,554
11,380	Oesterreichische Post AG(a)	399,619
34,645	Telekom Austria AG Class A	268,328
22,938	Vienna Insurance Group AG Wiener Versicherung Gruppe	583,768

	Total Austria	1,684,269

	Belgium — 0.0%
8,486	Colruyt SA	503,266

	Bermuda — 1.2%
131,000	CK Infrastructure Holdings, Ltd.	703,670
129,500	Dairy Farm International Holdings, Ltd.	540,015
342,000	Emperor International Holdings, Ltd.	48,518
27,593	Enstar Group, Ltd.*	5,653,530
8,414	Everest Re Group, Ltd.	1,969,633
20,029	Genpact, Ltd.	828,399
151,000	Kerry Logistics Network, Ltd.	331,061
5,500	Orient Overseas International, Ltd.	54,973
300,000	Regal Hotels International Holdings, Ltd.	105,625
15,373	RenaissanceRe Holdings, Ltd.	2,549,151
120,500	SmarTone Telecommunications Holdings, Ltd.	64,338
58,000	Transport International Holdings, Ltd.	112,053
230,163	VTech Holdings, Ltd.	1,785,475
1,100	White Mountains Insurance Group, Ltd.	1,100,726
3,000	Wing On Co. International, Ltd.	6,500
24,617	Wing Tai Properties, Ltd.	11,302

	Total Bermuda	15,864,969

	Canada — 5.6%
67,800	Alimentation Couche-Tard, Inc. Class B	2,308,606
30,212	Atco, Ltd. Class I	865,334
48,301	BCE, Inc.	2,067,283

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
66,500	CAE, Inc.	1,841,016
68,220	Canadian National Railway Co.	7,493,490
30,100	Canadian Pacific Railway, Ltd.(a)	10,435,369
200	Canadian Tire Corp., Ltd. Class A	26,268
2,719	Canadian Utilities, Ltd. Class A	66,353
146,489	Centerra Gold, Inc.	1,694,857
3,400	Cogeco Communications, Inc.	261,165
6,400	Cogeco, Inc.	411,830
3,622	Constellation Software, Inc.	4,699,275
19,000	Dundee Precious Metals, Inc.	136,460
86,000	Empire Co., Ltd. Class A	2,348,462
4,000	Evertz Technologies, Ltd.	41,507
30,900	George Weston, Ltd.	2,306,100
124,335	Intact Financial Corp.	14,709,397
42,100	Loblaw Cos., Ltd.	2,075,590
3,600	Metro, Inc.	160,502
47,200	National Bank of Canada	2,654,166
58,100	North West Co., Inc. (The)	1,479,407
19,300	Open Text Corp.	876,226
5,200	Premium Brands Holdings Corp. Class A	411,143
91,400	Quebecor, Inc. Class B	2,350,286
27,800	Rogers Communications, Inc. Class B	1,293,115
25,400	Royal Bank of Canada	2,085,232
51,800	Shaw Communications, Inc. Class B	908,330
30,300	Stella-Jones, Inc.	1,100,694
6,736	Topicus.com, Inc.* (b)	25,445
46,800	Torex Gold Resources, Inc.*	701,265
54,964	Waste Connections, Inc.	5,637,658
43,700	Yamana Gold, Inc.	249,371

	Total Canada	73,721,202

	Cayman Islands — 0.8%
42,500	Alibaba Group Holding, Ltd., ADR*	9,891,025
249,000	Langham Hospitality Investments and Langham Hospitality Investments, Ltd.	32,755

	Total Cayman Islands	9,923,780

	Denmark — 0.3%
2,977	Genmab AS*	1,205,285
33,578	Novo Nordisk AS Class B	2,354,903
4,036	Schouw & Co. AS	408,676

	Total Denmark	3,968,864

	Finland — 0.3%
14,061	Aktia Bank OYJ*	168,430
129,444	Kesko OYJ Class B	3,332,340
36,794	Raisio OYJ Class V	143,612

	Total Finland	3,644,382

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	France — 5.0%
1,791	Boiron SA	90,614
241,329	Bureau Veritas SA*	6,425,251
1,042	Caisse Regionale de Credit Agricole Mutuel Brie Picardie	28,304
143,141	Carrefour SA	2,457,217
7,826	Danone SA	514,779
520	Dassault Systemes SE	105,712
123,101	Edenred	6,990,284
2,591	Iliad SA	532,914
5,600	IPSOS	189,112
13,913	Legrand SA	1,242,697
470	LNA Sante SA	28,322
552	Manutan International	49,034
36,602	Metropole Television SA*	593,841
192,157	Orange SA	2,288,597
129,575	Rubis SCA	6,021,405
103,903	Safran SA*	14,740,782
22,794	Sanofi	2,194,911
1,283	Sartorius Stedim Biotech	457,130
304	Savencia SA*	22,466
94,907	Veolia Environnement SA	2,323,630
1,091	Vetoquinol SA	111,597
10	Vilmorin & Cie SA	603
154,117	Vinci SA	15,342,042
79,083	Vivendi SA	2,552,582

	Total France	65,303,826

	Germany — 1.4%
9,941	Beiersdorf AG	1,148,703
117,236	Brenntag AG	9,085,749
47,225	Deutsche Post AG	2,340,177
39,064	Deutsche Telekom AG	714,800
1,497	Hornbach Holding AG & Co. KGaA	144,151
3,211	KWS Saat SE & Co. KGaA	255,373
2,128	McKesson Europe AG	67,697
20,673	Merck KGaA	3,550,076
16,733	Wuestenrot & Wuerttembergische AG	338,225

	Total Germany	17,644,951

	Hong Kong — 1.7%
829,227	AIA Group, Ltd.	10,159,671
71,000	BOC Hong Kong Holdings, Ltd.	215,183
1,442,000	CITIC Telecom International Holdings, Ltd.	453,772
99,500	CLP Holdings, Ltd.	920,078
104,000	Dah Sing Banking Group, Ltd.	106,765
1,949,119	Guangdong Investment, Ltd.	3,509,186
239,000	HK Electric Investments & HK Electric Investments, Ltd.	235,183
1,823,000	HKT Trust & HKT, Ltd.	2,365,197
16,000	Hong Kong Ferry Holdings Co., Ltd.	12,690
49,000	Kowloon Development Co., Ltd.	51,187

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
38,000	Liu Chong Hing Investment, Ltd.	34,502
12,000	Miramar Hotel & Investment	20,057
3,353,000	PCCW, Ltd.	2,019,450
360,000	Power Assets Holdings, Ltd.	1,949,999
361,000	Regal Real Estate Investment Trust REIT	63,784

	Total Hong Kong	22,116,704

	Ireland — 1.7%
23,237	Accenture Plc Class A	6,069,736
8,303	Aon Plc Class A	1,754,175
12,200	ICON Plc, ADR*	2,378,756
18,700	Jazz Pharmaceuticals Plc*	3,086,435
46,206	Medtronic Plc	5,412,571
19,500	Perrigo Co. Plc	872,040
5,300	STERIS Plc	1,004,562
23,991	Total Produce Plc	40,274
5,600	Willis Towers Watson Plc	1,179,808

	Total Ireland	21,798,357

	Israel — 0.5%
4,859	Bank Leumi Le-Israel BM	28,602
455,245	Bezeq Israeli Telecommunication Corp., Ltd.*	453,572
19,283	Check Point Software Technologies, Ltd.* (a)	2,562,904
898	FIBI Holdings, Ltd.	27,241
14,623	First International Bank Of Israel, Ltd.	387,754
3	Isracard, Ltd.	10
32,661	Radware, Ltd.*	906,343
1,503	Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	105,324
46,098	Shufersal, Ltd.	356,058
56,884	Strauss Group, Ltd.	1,707,512
1,613	Taro Pharmaceutical Industries, Ltd.*	118,426

	Total Israel	6,653,746

	Italy — 0.0%
29,277	A2A SpA	46,730
9,458	Hera SpA	34,485

	Total Italy	81,215

	Japan — 4.4%
17,500	Aeon Co., Ltd.	573,757
7,100	Aeon Hokkaido Corp.	67,187
21,500	Ajinomoto Co., Inc.	486,767
31,300	Arcs Co., Ltd.	703,034
70,500	Astellas Pharma, Inc.	1,088,450
1,900	AT-Group Co., Ltd.	26,666
1,500	Axial Retailing, Inc.	72,933
1,200	Belc Co., Ltd.	72,527
58,000	Canon, Inc.(a)	1,111,182

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
12,600	Cawachi, Ltd.	358,675
4,800	Cosmos Pharmaceutical Corp.	775,476
7,000	Create SD Holdings Co., Ltd.	262,725
146,242	DCM Holdings Co., Ltd.	1,670,002
2,500	Doshisha Co., Ltd.	47,145
2,796	DyDo Group Holdings, Inc.	145,155
22,989	Earth Corp.(a)	1,295,908
3,931	EDION Corp.	39,902
1,600	Ezaki Glico Co., Ltd.(a)	70,279
2,600	Fujicco Co., Ltd.	50,416
17,900	Heiwado Co., Ltd.	384,023
5,600	Hokuto Corp.	113,199
8,300	Itoham Yonekyu Holdings, Inc.	54,103
4,900	J-Oil Mills, Inc.	167,771
89,400	Japan Post Bank Co., Ltd.	733,419
124,600	Japan Tobacco, Inc.(a)	2,536,774
25,255	Kaken Pharmaceutical Co., Ltd.	974,780
19,300	Kato Sangyo Co., Ltd.	653,334
90,100	KDDI Corp.	2,675,641
9,400	Kewpie Corp.	206,673
9,900	Kyocera Corp.	606,590
82,500	KYORIN Holdings, Inc.	1,550,995
24,000	Lawson, Inc.	1,116,955
78,700	Lion Corp.(a)	1,904,137
21,600	Marui Group Co., Ltd.	379,090
71,100	Medipal Holdings Corp.	1,334,610
9,300	MEIJI Holdings Co., Ltd.	653,959
3,700	Miroku Jyoho Service Co., Ltd.(a)	75,043
22,100	Mitsubishi Shokuhin Co., Ltd.	612,622
92,970	Mizuho Financial Group, Inc.	1,177,377
30,000	Mochida Pharmaceutical Co., Ltd.	1,140,491
34,900	Nichi-iko Pharmaceutical Co., Ltd.	329,242
4,400	Nintendo Co., Ltd.	2,805,482
48,300	Nippon Flour Mills Co., Ltd.	753,657
96,000	Nippon Telegraph & Telephone Corp.	2,459,858
17,800	Nipro Corp.	209,300
30,100	Nisshin Oillio Group, Ltd. (The)	884,822
4,200	Nissin Foods Holdings Co., Ltd.	359,611
10,500	Okinawa Cellular Telephone Co.	452,564
13,600	Okuwa Co., Ltd.	171,243
16,300	Ono Pharmaceutical Co., Ltd.	490,681
22,900	Otsuka Holdings Co., Ltd.(a)	979,923
800	S&B Foods, Inc.	35,411
2,800	San-A Co., Ltd.	118,379
17,300	Sankyo Co., Ltd.	467,500
24,100	Sawai Pharmaceutical Co., Ltd.	1,092,431
72,700	Seven & i Holdings Co., Ltd.	2,576,486
1,100	Shionogi & Co., Ltd.	60,037
25,859	Showa Sangyo Co., Ltd.	762,658

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
9,800	SKY Perfect JSAT Holdings, Inc.	48,219
202,300	Softbank Corp.	2,533,526
27,000	Sugi Holdings Co., Ltd.	1,804,446
15,900	Sundrug Co., Ltd.	634,491
1,700	Suzuken Co., Ltd.	61,417
69,600	Toho Holdings Co., Ltd.	1,222,188
2,200	Toyo Suisan Kaisha, Ltd.	106,969
12,400	Toyota Motor Corp.	955,657
37,300	Trend Micro, Inc.(a)	2,145,983
5,300	Tsumura & Co.	159,136
3,400	Tsuruha Holdings, Inc.	483,433
49,300	Unicharm Corp.	2,335,954
33,900	United Super Markets Holdings, Inc.	371,030
21,100	Valor Holdings Co., Ltd.	540,145
59,100	Vital KSK Holdings, Inc.	464,809
5,500	Wowow, Inc.	151,024
7,800	Yaoko Co., Ltd.	543,193
21,900	ZERIA Pharmaceutical Co., Ltd.	403,234

	Total Japan	57,943,911

	Luxembourg — 0.3%
15,400	Globant SA*	3,351,194

	Netherlands — 1.8%
114,381	Airbus SE*	12,564,788
1,216	Amsterdam Commodities NV	31,096
83,436	Koninklijke Ahold Delhaize NV	2,359,256
125,731	Koninklijke KPN NV	382,595
45,408	QIAGEN NV* (a)	2,399,813
31,077	QIAGEN NV (London Exchange)*	1,614,130
7,304	Sligro Food Group NV*	151,390
40,036	Wolters Kluwer NV	3,382,976

	Total Netherlands	22,886,044

	New Zealand — 0.4%
147,839	Argosy Property, Ltd. REIT	169,246
4,371	Chorus, Ltd.	24,757
14,988	Contact Energy, Ltd.	96,151
52,877	EBOS Group, Ltd.	1,092,650
8,467	Fonterra Co-operative Group, Ltd.	26,702
24,570	Freightways, Ltd.	177,965
199,894	Infratil, Ltd.	1,050,643
35,027	Mainfreight, Ltd.	1,752,751
358,029	Spark New Zealand, Ltd.	1,211,570
6,801	Trustpower, Ltd.	38,684
15,201	Vector, Ltd.	46,515
3,702	Warehouse Group, Ltd. (The)*	7,330

	Total New Zealand	5,694,964

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Norway — 0.4%
2,099	AF Gruppen ASA	43,049
293,277	Norsk Hydro ASA	1,365,346
209,680	Orkla ASA	2,130,608
4,487	Sparebanken Vest	37,942
61,697	Telenor ASA	1,051,349

	Total Norway	4,628,294

	Portugal — 0.1%
10,718	Jeronimo Martins SGPS SA	181,235
99,893	REN - Redes Energeticas Nacionais SGPS SA	289,060
411,036	Sonae SGPS SA	332,684

	Total Portugal	802,979

	Singapore — 0.4%
24,921	Best World International, Ltd.(b)	25,644
199,416	Frasers Hospitality Trust REIT	79,214
8,000	Great Eastern Holdings, Ltd.	121,061
11,000	Haw Par Corp., Ltd.	89,055
44,804	Hong Leong Finance, Ltd.	81,021
61,810	Keppel Infrastructure Trust	25,488
3,404,049	NetLink NBN Trust	2,485,459
302,000	Olam International, Ltd.	349,609
181,200	OUE, Ltd.	164,522
1,463,001	Sheng Siong Group, Ltd.	1,715,773
105,100	Singapore Post, Ltd.	56,063
257,500	Singapore Telecommunications, Ltd.	450,062
12,200	Straits Trading Co., Ltd.	18,923
33,000	United Industrial Corp., Ltd.	57,928
29,200	Wing Tai Holdings, Ltd.	43,083

	Total Singapore	5,762,905

	Spain — 1.1%
52,946	Aena SME SA*	9,212,011
1,020	Cia de Distribucion Integral Logista Holdings SA	19,793
11,668	Ebro Foods SA	270,395
18,274	Endesa SA	499,727
21,765	Faes Farma SA	92,941
64,142	Viscofan SA(a)	4,555,818

	Total Spain	14,650,685

	Sweden — 1.3%
98,809	Axfood AB	2,307,635
73,974	Essity AB Class B	2,382,466
63,665	ICA Gruppen AB	3,185,363
655,955	Svenska Handelsbanken AB Class A*	6,597,449
212,028	Telefonaktiebolaget LM Ericsson Class B	2,520,827

	Total Sweden	16,993,740

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 2.9%
4,888	AEVIS VICTORIA SA*	69,122
10,194	Allreal Holding AG	2,346,828
1,348	Banque Cantonale de Geneve	242,471
168	Basellandschaftliche Kantonalbank	178,653
132	Bell Food Group AG	35,615
1,076	Berner Kantonalbank AG	277,536
17,306	BKW AG	1,942,141
1,193	Emmi AG	1,230,182
9	Graubuendner Kantonalbank	15,272
189	Intershop Holding AG	131,495
5,654	Kuehne + Nagel International AG	1,284,375
72,279	Nestle SA	8,525,152
142,947	Novartis AG	13,527,368
3,664	Orior AG	312,535
9,936	Roche Holding AG	3,473,301
4,396	Sonova Holding AG*	1,143,820
5,472	Swisscom AG	2,953,438
603	Thurgauer Kantonalbank	71,286
3,202	TX Group AG	256,464
135	Vaudoise Assurances Holding SA	72,544
13	Warteck Invest AG	35,002

	Total Switzerland	38,124,600

	United Kingdom — 4.1%
9,583	AstraZeneca Plc	959,406
23,089	AstraZeneca Plc, ADR(a)	1,154,219
28,336	Atlantica Sustainable Infrastructure Plc	1,076,201
14,600	Atlassian Corp. Plc Class A*	3,414,502
1,870,300	BAE Systems Plc	12,496,687
115,369	Britvic Plc	1,280,553
13,774	Bunzl Plc	459,977
126,921	Central Asia Metals Plc	416,387
513	Cranswick Plc	24,684
12,246	EMIS Group Plc	181,123
23,145	Ferguson Plc	2,810,724
23,251	Genus Plc	1,333,612
123,921	GlaxoSmithKline Plc	2,273,264
6,712	Hikma Pharmaceuticals Plc	231,025
862,856	J Sainsbury Plc	2,659,728
209,894	Nomad Foods, Ltd.*	5,335,505
332,895	Pan African Resources Plc	107,392
6,500	Rio Tinto Plc	486,019
103,833	Spirent Communications Plc	374,707
265,267	Tate & Lyle Plc	2,445,419
85,538	Tesco Plc	270,567
140,836	Unilever Plc	8,541,035
37,082	Unilever Plc (London Exchange)	2,226,270
48,764	Vectura Group Plc*	83,056
592,389	Vodafone Group Plc	979,331

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
1,008,410	Wm Morrison Supermarkets Plc	2,444,673
4,972	YouGov Plc	71,023

	Total United Kingdom	54,137,089

	United States — 58.4%
9,900	3M Co.	1,730,421
117,500	Abbott Laboratories	12,865,075
3,100	Acceleron Pharma, Inc.*	396,614
53,000	Activision Blizzard, Inc.	4,921,050
16,375	Adobe, Inc.*	8,189,465
28,400	Akamai Technologies, Inc.*	2,981,716
16,344	Alphabet, Inc. Class A*	28,645,148
71,800	Altria Group, Inc.	2,943,800
2,500	Amazon.com, Inc.*	8,142,325
54,271	Amdocs, Ltd.	3,849,442
36,578	Ameren Corp.	2,855,279
8,613	American Electric Power Co., Inc.	717,204
22,045	American Tower Corp. REIT	4,948,221
24,200	American Water Works Co., Inc.	3,713,974
15,900	AmerisourceBergen Corp. Class A	1,554,384
16,600	Amgen, Inc.	3,816,672
10,646	ANSYS, Inc.*	3,873,015
17,200	AptarGroup, Inc.	2,354,508
71,501	Arthur J. Gallagher & Co.	8,845,389
231,188	AT&T, Inc.	6,648,967
4,531	Atmos Energy Corp.	432,393
22,700	Automatic Data Processing, Inc.	3,999,740
400	AutoZone, Inc.*	474,176
144,399	Baxter International, Inc.	11,586,576
62,487	Becton Dickinson and Co.	15,635,497
13,572	Berkshire Hathaway, Inc. Class B*	3,146,940
100	Bio-Techne Corp.	31,755
925	Booking Holdings, Inc.*	2,060,225
82,255	Bristol-Myers Squibb Co.	5,102,278
14,900	Broadcom, Inc.	6,523,965
117,799	BWX Technologies, Inc.	7,100,924
1,600	Cable One, Inc.	3,564,352
33,135	Cadence Design Systems, Inc.*	4,520,608
6,100	Casey’s General Stores, Inc.	1,089,582
75,300	Catalent, Inc.*	7,836,471
7,800	Cboe Global Markets, Inc.	726,336
42,800	Cerner Corp.	3,358,944
36,500	CH Robinson Worldwide, Inc.	3,426,255
7,000	Charles River Laboratories International, Inc.*	1,749,020
139,240	Charles Schwab Corp. (The)	7,385,290
34,800	Charter Communications, Inc. Class A*	23,021,940
5,700	Chemed Corp.	3,035,877
26,500	Church & Dwight Co., Inc.	2,311,595
15,500	Cirrus Logic, Inc.*	1,274,100

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
23,300	Citrix Systems, Inc.	3,031,330
43,479	Clean Harbors, Inc.*	3,308,752
15,700	Clorox Co. (The)	3,170,144
3,600	CME Group, Inc.	655,380
23,083	CMS Energy Corp.	1,408,294
35,900	Coca-Cola Co. (The)	1,968,756
42,800	Colgate-Palmolive Co.	3,659,828
22,949	Consolidated Edison, Inc.	1,658,524
30,249	Cooper Cos., Inc. (The)	10,990,067
66,478	Copart, Inc.*	8,459,325
3,600	CoStar Group, Inc.*	3,327,408
15,300	Costco Wholesale Corp.	5,764,734
123,100	CVS Health Corp.	8,407,730
29,221	Danaher Corp.	6,491,153
16,300	Dollar General Corp.	3,427,890
17,400	Dominion Resources, Inc.	1,308,480
24,077	DTE Energy Co.	2,923,189
800	Duke Energy Corp.	73,248
14,700	Ecolab, Inc.	3,180,492
29,500	Electronic Arts, Inc.	4,236,200
33,867	Eli Lilly & Co.	5,718,104
200	Entergy Corp.	19,968
9,500	EPAM Systems, Inc.*	3,404,325
4,200	Equinix, Inc. REIT	2,999,556
4,800	Erie Indemnity Co. Class A	1,178,880
1,400	Estee Lauder Cos., Inc. (The) Class A	372,666
38,900	Eversource Energy	3,365,239
1,200	Exelon Corp.	50,664
38,000	Expeditors International of Washington, Inc.	3,614,180
12,000	F5 Networks, Inc.*	2,111,280
60,562	Facebook, Inc. Class A*	16,543,116
7,200	Fair Isaac Corp.*	3,679,488
1,700	FedEx Corp.	441,354
63,406	Fidelity National Information Services, Inc.	8,969,413
97,400	Fiserv, Inc.*	11,089,964
65,200	Flowers Foods, Inc.	1,475,476
12,700	Fortinet, Inc.*	1,886,331
95,823	Fortive Corp.	6,786,185
7,100	General Mills, Inc.	417,480
72,287	Globe Life, Inc.	6,864,374
71,658	GoDaddy, Inc. Class A*	5,944,031
40,100	Grocery Outlet Holding Corp.*	1,573,925
9,446	Hanover Insurance Group, Inc. (The)	1,104,426
44,700	Hawaiian Electric Industries, Inc.	1,581,933
36,429	HCA Healthcare, Inc.	5,991,113
22,026	Hershey Co. (The)	3,355,221
94,450	Hologic, Inc.*	6,878,793
18,564	Home Depot, Inc. (The)	4,930,970
59,800	Hormel Foods Corp.	2,787,278

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
17,059	Humana, Inc.	6,998,796
19,300	IDACORP, Inc.	1,853,379
4,041	Illumina, Inc.*	1,495,170
3,900	Incyte Corp.*	339,222
34,800	Intel Corp.	1,733,736
122,100	Intercontinental Exchange, Inc.	14,076,909
15,338	Intuit, Inc.	5,826,139
3,600	Intuitive Surgical, Inc.*	2,945,160
7,400	Jack Henry & Associates, Inc.	1,198,726
25,300	JB Hunt Transport Services, Inc.	3,457,245
20,479	JM Smucker Co. (The)	2,367,372
47,390	Johnson & Johnson	7,458,238
27,738	Kellogg Co.	1,726,136
400	Kimberly-Clark Corp.	53,932
4,200	KLA Corp.	1,087,422
100,700	Kroger Co. (The)	3,198,232
15,600	Landstar System, Inc.	2,100,696
2,100	Markel Corp.*	2,169,930
1,100	Masimo Corp.*	295,218
33,759	Mastercard, Inc. Class A	12,049,937
9,318	McCormick & Co., Inc.	890,801
8,000	McKesson Corp.	1,391,360
479,508	Medical Properties Trust, Inc. REIT	10,448,479
71,834	Merck & Co., Inc.	5,876,021
15,540	Mercury General Corp.	811,343
600	Mettler-Toledo International, Inc.*	683,808
79,243	Microsoft Corp.	17,625,228
3,025	Mid-America Apartment Communities, Inc. REIT	383,237
32,100	Mondelez International, Inc. Class A	1,876,887
9,400	Monolithic Power Systems, Inc.	3,442,562
59,448	Motorola Solutions, Inc.	10,109,727
2,200	MSA Safety, Inc.	328,658
18,900	Nasdaq, Inc.	2,508,786
2,500	NewMarket Corp.	995,725
70,251	Newmont Corp.	4,207,332
64,280	NextEra Energy, Inc.	4,959,202
20,500	Old Dominion Freight Line, Inc.	4,001,190
6,500	Ollie’s Bargain Outlet Holdings, Inc.* (a)	531,505
87,714	Oracle Corp.	5,674,219
42,248	PepsiCo, Inc.	6,265,378
112,434	Performance Food Group Co.*	5,352,983
156,534	Pfizer, Inc.	5,762,017
67,800	Philip Morris International, Inc.	5,613,162
22,000	Pinnacle West Capital Corp.	1,758,900
6,800	PRA Health Sciences, Inc.*	852,992
55,180	Procter & Gamble Co. (The)	7,677,745
37,783	Progressive Corp. (The)	3,735,983
16,930	Prologis, Inc. REIT	1,687,244
10,100	Public Service Enterprise Group, Inc.	588,830

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares	Description	Value ($)

	United States — continued
13,200	Public Storage REIT	3,048,276
17,200	RealPage, Inc.*	1,500,528
4,300	Regeneron Pharmaceuticals, Inc.*	2,077,373
3,900	Repligen Corp.*	747,357
39,904	Republic Services, Inc. Class A	3,842,755
17,300	ResMed, Inc.	3,677,288
25,700	Royal Gold, Inc.	2,733,452
1,200	S&P Global, Inc.	394,476
41,000	Schneider National, Inc. Class B	848,700
56,283	Science Applications International Corp.	5,326,623
8,900	Seagen, Inc.*	1,558,746
11,400	Silgan Holdings, Inc.	422,712
8,000	Skyworks Solutions, Inc.	1,223,040
45,100	Southern Co. (The)	2,770,493
48,800	Sprouts Farmers Market, Inc.*	980,880
5,900	Stericycle, Inc.*	409,047
16,853	Stryker Corp.	4,129,659
6,996	Sun Communities, Inc. REIT	1,063,042
21,172	Synopsys, Inc.*	5,488,629
37,300	T-Mobile US, Inc.*	5,029,905
20,300	Take-Two Interactive Software, Inc.*	4,218,137
33,200	Target Corp.	5,860,796
41,600	Texas Instruments, Inc.	6,827,808
27,000	TFS Financial Corp.	476,010
25,600	Thermo Fisher Scientific, Inc.	11,923,968
9,000	Tyler Technologies, Inc.*	3,928,680
27,500	United Parcel Service, Inc. Class B	4,631,000
11,400	United States Cellular Corp.*	349,866
5,400	United Therapeutics Corp.*	819,666
35,502	UnitedHealth Group, Inc.	12,449,841
3,300	Veeva Systems, Inc. Class A*	898,425
14,400	VeriSign, Inc.*	3,116,160
14,800	Verisk Analytics, Inc. Class A	3,072,332
119,412	Verizon Communications, Inc.	7,015,455
1,600	Vertex Pharmaceuticals, Inc.*	378,144
31,400	Visa, Inc. Class A	6,868,122
24,737	Vontier Corp.*	826,216
45,636	Walmart, Inc.	6,578,429
33,385	Waste Management, Inc.	3,937,093
33,400	WEC Energy Group, Inc.	3,073,802
11,000	West Pharmaceutical Services, Inc.	3,116,410
46,159	Xcel Energy, Inc.	3,077,421
96,997	Yum China Holdings, Inc.	5,537,559
28,900	Zoetis, Inc.	4,782,950

	Total United States	765,484,335

	TOTAL COMMON STOCKS (COST $1,012,712,919)	1,254,846,544

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2020 (Unaudited)

Shares		Description	Value ($)

		PREFERRED STOCK — 0.2%

		Germany — 0.2%
22,459		Henkel AG & Co. KGaA, 2.07%	2,536,377

		TOTAL PREFERRED STOCK (COST $1,898,212)	2,536,377

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENT — 1.0%

		Mutual Fund - Securities Lending Collateral — 1.0%
13,354,459		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(c) (d)	13,354,459

		TOTAL SHORT-TERM INVESTMENT (COST $13,354,459)	13,354,459

		TOTAL INVESTMENTS — 97.0% (Cost $1,027,965,590)	1,270,737,380

		Other Assets and Liabilities (net) — 3.0%	39,498,017

		NET ASSETS — 100.0%	$1,310,235,397

		Notes to Schedule of Investments:

	*	Non-income producing security.

	(a)	All or a portion of this security is out on loan.

	(b)	Security fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the security at period end is $51,089 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2020 was $35,225.

	(c)	The rate disclosed is the 7-day net yield as of December 31, 2020.

	(d)	Represents an investment of securities lending cash collateral.

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
16	Canadian Dollar	Mar 2021	$1,253,440	$(2,278)
83	MSCI EAFE Index	Mar 2021	8,842,820	72,338
106	S&P 500 E-mini Index	Mar 2021	19,868,640	400,142
8	S&P/TSX 60 Index	Mar 2021	1,292,182	(1,071)

				$469,131

Other Abbreviations

ADR	— American Depository Receipt
REIT	— Real Estate Investment Trust

See accompanying Notes to the Schedule of Investments.

Mercer Global Low Volatility Equity Fund

Schedule of Investments (Continued)

December 31, 2020 (Unaudited)

Industry Sector Summary (Unaudited)	% of Net Assets
Consumer, Non-cyclical	34.0
Communications	13.6
Technology	12.7
Financial	11.9
Industrial	11.8
Consumer, Cyclical	4.9
Utilities	4.5
Basic Materials	2.5
Energy	0.1
Diversified	0.0	*
Short-Term Investments	1.0
Other Assets and Liabilities (net)	3.0

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.